COMMITMENTS AND CONTINGENCIES - Litigations related to Bank loans (Details)		1 Months Ended				12 Months Ended
	Apr. 24, 2018 CNY (¥)	Nov. 30, 2019 USD ($)	Nov. 30, 2019 CNY (¥)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Notice for early repayment of bank loans				$ 22,983,000	¥ 160,000,000	$ 26,047,972	¥ 169,963,014
Early repayment of bank loans						$ 9,000	¥ 59,000	¥ 73,850,000	¥ 72,771,000
Bank B
Notice for early repayment of bank loans				24,419,000	170,000,000
Bank C
Notice for early repayment of bank loans				$ 22,983,000	¥ 160,000,000
Early repayment of bank loans		$ 1,436,000	¥ 10,000,000
Xin Run
Notice for early repayment of bank loans	¥ 14,400,000